PROPERTY, PLANT AND EQUIPMENT	12 Months Ended
Dec. 31, 2023
Disclosure of detailed information about property, plant and equipment [abstract]
PROPERTY, PLANT AND EQUIPMENT	PROPERTY, PLANT AND EQUIPMENT

	2023	2022
Cost	1,212,747,831	1,179,854,760
Accumulated depreciation	(730,619,923)	(701,933,319)
Total	482,127,908	477,921,441
Land	6,157,733	6,210,098
Plant and buildings	78,991,885	79,190,529
Machinery, equipment and spare parts	339,259,490	349,634,093
Transportation and load vehicles	6,841,896	7,173,697
Furniture and fixtures	532,842	574,137
Fields and quarries	33,757,180	29,449,339
Tools	624,447	543,136
Construction in process	15,962,435	5,146,412
Total	482,127,908	477,921,441
Cost

	Land	Buildings	Machinery, equipment and spare parts	Transportation and load vehicles	Furniture and fixtures	Fields and quarries	Tools	Works in process	Total
Balance as of January 1, 2022	6,219,522	300,979,660	608,464,616	75,590,036	21,357,079	128,964,236	4,166,935	11,494,837	1,157,236,921
Additions	-	488,183	-	-	-	233,520	-	26,205,979	26,927,682
Disposal	(9,424)	(1,964,150)	(370,246)	(691,216)	(10,381)	(1,257,868)	(6,558)	-	(4,309,843)
Transfers	-	3,852,949	14,752,704	3,364,005	428,916	10,024,085	131,745	(32,554,404)	-
Balance as of December 31, 2022	6,210,098	303,356,642	622,847,074	78,262,825	21,775,614	137,963,973	4,292,122	5,146,412	1,179,854,760
Additions	72	858,529	-	-	-	423,695	-	35,841,852	37,124,148
Disposal	(52,437)	(2,328,480)	(1,231,979)	(617,440)	(741)	-	-	-	(4,231,077)
Transfers	-	4,725,307	6,500,298	1,876,150	163,076	11,479,491	281,507	(25,025,829)	-
Balance as of December 31, 2023	6,157,733	306,611,998	628,115,393	79,521,535	21,937,949	149,867,159	4,573,629	15,962,435	1,212,747,831
Accumulated depreciation and impairment in value

	Buildings	Machinery, equipment and spare parts	Transportation and load vehicles	Furniture and fixtures	Fields and quarries	Tools	Total
Balance as of January 1, 2022	(217,764,600)	(256,984,789)	(66,566,633)	(20,780,972)	(98,460,911)	(3,541,684)	(664,099,589)
Disposal	1,782,024	298,150	601,469	10,381	1,164,835	6,558	3,863,417
Depreciation	(8,183,537)	(16,526,342)	(5,123,964)	(430,886)	(11,218,558)	(213,860)	(41,697,147)
Balance as of December 31, 2022	(224,166,113)	(273,212,981)	(71,089,128)	(21,201,477)	(108,514,634)	(3,748,986)	(701,933,319)
Disposal	2,328,480	1,113,988	401,913	605	-	-	3,844,986
Depreciation charge	(5,782,480)	(16,756,910)	(1,992,424)	(204,235)	(7,595,345)	(200,196)	(32,531,590)
Balance as of December 31, 2023	(227,620,113)	(288,855,903)	(72,679,639)	(21,405,107)	(116,109,979)	(3,949,182)	(730,619,923)
13.1. Impairment of property, plant and equipment
The Group tests property, plant and equipment for impairment when circumstances indicate that their carrying value may be impaired.
The impairment test conducted by the Group for property, plant and equipment is based on estimates of the recoverable amount per cash-generating unit, which has been defined as the higher of fair value less costs to sell and value in use. In assessing the value in use, the estimated future cash flows are discounted using a discount rate reflecting market assessments as of the end of the period with respect to the time value of money considering the risks that are specific to the assets involved.
The calculation of the value in use for all cash-generating units is more sensitive to the following assumptions which, as described below, were considered by Group Management in the development of the impairment test: volumes, prices, gross margins, levels of operating expenses and capital expenditure in property, plant and equipment and working capital, discount rate, growth rate used to extrapolate cash flows beyond the forecast period, and macroeconomic variables estimated to be present during the projection horizon including, without limitation, exchange rates, inflation levels, and GDP growth.

The Group has also considered a number of other factors in reviewing impairment indicators, such as market capitalization, participation in each of the segments where it does business, unused installed capacity, industry trends, potential environmental impact, and other factors, together with the increase in property, plant and equipment balances due to the application of the restatement in constant currency as a result of applying IAS 29 in relation to those assets.
At the end of fiscal year ended December 31, 2021, considering the prevailing uncertainty of the Argentine economic situation and the inflationary environment, as well as the impact derived from commissioning the new power plant L'Amalí which includes innovative technology and therefore higher efficiency in operating costs compared to other facilities, and the reallocation of production volumes derived from L'Amalí operation, the Group has determined that certain facilities belonging to its cement plant called “Sierras Bayas” would not be used in the foreseeable future, since Sierras Bayas volumes would be reallocated to the new plant considering the volumes produced and sold until then. Therefore, the Group recognized an impairment loss on property, plant and equipment amounting to 927,176 in the consolidated statement of profit or loss and other comprehensive income as of December 31, 2021, that requires not reversal to date.

As of the current fiscal year-end, the Company determined that property, plant and equipment amounts are recoverable.
Cement, Masonry Cement and Lime Cash-generating Unit
The determination of the recoverable amount of cement, masonry cement and lime cash-generating unit is based on a calculation of the value in use of the assets involved using cash flow projections from the financial budgets approved by Company Management. Projected cash flows have been updated to reflect variations in the demand for traded products, such as the Argentine macroeconomic variables that have an impact on the Company’s businesses. The discount rate used in cash flow projections is 15.45% (15.70% in 2022) in US dollars considering that cash flows have been prepared in that currency. As a result of the analysis carried out, no impairment has been determined for this cash-generating unit as of December 31, 2023.
Concrete Cash-generating Unit
The determination of the recoverable amount of concrete cash-generating unit is based on a calculation of the value in use of the assets involved using cash flow projections from the financial budgets approved by Company Management. Projected cash flows have been updated to reflect variations in the demand for traded products, such as the Argentine macroeconomic variables that have an impact on the Company’s businesses. The discount rate used in cash flow projections is 15.45% (15.70% in 2022) in US dollars considering that cash flows have been prepared in that currency. As a result of the analysis carried out, no impairment has been determined for this cash-generating unit as of December 31, 2023.
Aggregates Cash-generating Unit
The recoverable amount of aggregates cash-generating unit is determined based on a calculation of the value in use of the assets involved using cash flow projections from the financial budgets approved by Company Management. Projected cash flows have been updated to reflect variations in the demand for traded products, such as the Argentine macroeconomic variables that have an impact on the Company’s businesses. The discount rate used in cash flow projections is 15.45% (15.70% in 2022) in US dollars considering that cash flows have been prepared in that currency. As a result of the analysis carried out, no impairment has been determined for this cash-generating unit as December 31, 2023.
Rail Services Cash-generating Unit
The recoverable amount of rail services cash-generating unit is determined based on a calculation of the value in use of the assets involved using cash flow projections from the financial budgets approved by Company Management. Projected cash flows have been updated to reflect variations in the demand for traded services, the Argentine macroeconomic variables with an impact on the Company’s businesses, and the potential impact that may derive from terminating the current concession and continuing in business as a railway operator, including without limitation the National Government’s maintenance of the railway infrastructure, concession fees to be charged for the use of the rail infrastructure (plus related tolls), the estimated term for the provision of rail services, the routes and businesses to be assigned, and the future demand for freight rail services. The discount rate used in cash flow projections is 16.09% (16.44% in 2022) in US dollars considering that cash flows have been prepared in that currency. As a result of the analysis carried out, no impairment has been determined for this cash-generating unit as December 31, 2023.